SCHEDULE OF MATURITY OF LEASE LIABILITIES UNDER OPERATING LEASE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 835,710
2026	355,878
2027	301,584
2028	301,584
2029	229,954
Total lease payments	2,024,710
Less: imputed interest	162,676
Total	1,862,034
Less: current portion	768,955	$ 644,858
Non-current portion	$ 1,093,079	$ 1,475,374